VIA EDGAR

November 23, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust (the “Registrant”)
File No. 333-122901 and 811-21719 on behalf of Zacks Dividend Fund

Dear Sir or Madam,

The Registrant is filing Post-Effective Amendment No. 813 to its Registration Statement under Rule 485(a)(1) to create a new Institutional Class for the Zacks Dividend Fund.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/Diane J. Drake

Diane J. Drake
Investment Managers Series Trust
Secretary